INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Raw materials	$ 19,764	$ 18,211
Work in progress	194	349
Finished products	30,669	43,572
Inventories, Net	50,627	62,132
Inventory write-off	2,919	$ 4,836	$ 2,814
Outstanding inventory purchase orders	$ 20,750